Schedule of Investments – April 30, 2026 (unaudited)

Oklahoma Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.0%)^

Education (1.3%)
OKLAHOMA DEVELOPMENT FINANCE AUTHORITY 5.000% 06/01/2039	19,000	$19,359
UNIVERSITY OF OKLAHOMA/THE 4.000% 07/01/2040	500,000	500,345
		519,704
General Obligation (1.6%)
CITY OF BROKEN ARROW OK 4.000% 12/01/2038 CALLABLE @ 100.000 12/01/2028	610,000	615,893
		615,893
Health Care (1.2%)
OKLAHOMA COUNTY FINANCE AUTHORITY 4.000% 04/01/2041 CALLABLE @ 100.000 04/01/2031	250,000	252,635
OKLAHOMA DEVELOPMENT FINANCE AUTHORITY 4.000% 08/15/2038	250,000	240,820
		493,455
Housing (13.6%)
CLEVELAND COUNTY HOME LOAN AUTHORITY 4.600% 07/01/2049 CALLABLE @ 100.000 07/01/2034	500,000	489,360
CLEVELAND COUNTY HOME LOAN AUTHORITY 4.700% 07/01/2045 CALLABLE @ 100.000 01/01/2036	500,000	502,015
OKLAHOMA HOUSING FINANCE AGENCY 4.450% 09/01/2044 CALLABLE @ 100.000 09/01/2032	2,000,000	2,028,180
OKLAHOMA HOUSING FINANCE AGENCY 4.400% 09/01/2044 CALLABLE @ 100.000 03/01/2033	870,000	877,439
OKLAHOMA HOUSING FINANCE AGENCY 4.600% 09/01/2049 CALLABLE @ 100.000 03/01/2033	1,000,000	992,350
TULSA COUNTY HOME FINANCE AUTHORITY 4.550% 07/01/2049 CALLABLE @ 100.000 07/01/2034	500,000	489,310
		5,378,654
Other Revenue (71.1%)
BRYAN COUNTY SCHOOL FINANCE AUTHORITY 5.000% 12/01/2033	800,000	843,560
BRYAN COUNTY SCHOOL FINANCE AUTHORITY 4.125% 12/01/2037 CALLABLE @ 100.000 12/01/2033	1,000,000	994,710
CADDO COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2033	645,000	689,421
CADDO COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2034	735,000	789,662
CADDO COUNTY GOVERNMENTAL BUILDING AUTHORITY 5.000% 09/01/2040 CALLABLE @ 100.000 09/01/2028	1,010,000	1,033,381
CHOUTEAU EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2032	350,000	352,643
CHOUTEAU EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2034	240,000	239,422
CREEK COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.125% 09/01/2048 CALLABLE @ 100.000 09/01/2034	500,000	471,030
CREEK COUNTY PUBLIC FACILITIES AUTHORITY 5.000% 08/01/2048 CALLABLE @ 100.000 08/01/2032	2,000,000	2,012,900
DELAWARE COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.250% 09/01/2033	150,000	151,879
DELAWARE COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.375% 09/01/2034	125,000	127,545
DELAWARE COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.625% 09/01/2036 CALLABLE @ 100.000 09/01/2035	200,000	204,786
ELLIS COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2040 CALLABLE @ 100.000 09/01/2035	715,000	770,391
ELLIS COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2045 CALLABLE @ 100.000 09/01/2035	250,000	260,065
GRADY COUNTY SCHOOL FINANCE AUTHORITY 5.125% 12/01/2039 CALLABLE @ 100.000 12/01/2035	500,000	548,045
GRADY COUNTY SCHOOL FINANCE AUTHORITY 5.125% 12/01/2040 CALLABLE @ 100.000 12/01/2035	500,000	544,950
HOBART EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2026	635,000	637,680
HOBART EDUCATIONAL FACILITIES AUTHORITY 4.500% 09/01/2027	340,000	343,352
HOBART EDUCATIONAL FACILITIES AUTHORITY 4.500% 09/01/2028	365,000	370,942
JACKSON COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.250% 09/01/2031	320,000	316,122
KIOWA COUNTY PUBLIC FACILITIES AUTHORITY 4.500% 12/01/2033	1,130,000	1,194,116
KIOWA COUNTY PUBLIC FACILITIES AUTHORITY 5.000% 12/01/2038 CALLABLE @ 100.000 12/01/2033	1,000,000	1,066,280
KIOWA COUNTY PUBLIC FACILITIES AUTHORITY 5.125% 12/01/2043 CALLABLE @ 100.000 12/01/2033	1,000,000	1,053,140
LEFLORE COUNTY PUBLIC FACILITY AUTHORITY 4.250% 09/01/2033	525,000	523,005
LEFLORE COUNTY PUBLIC FACILITY AUTHORITY 4.500% 09/01/2036 CALLABLE @ 100.000 09/01/2034	690,000	691,380
LOVE COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.750% 09/01/2037 CALLABLE @ 100.000 09/01/2034	250,000	251,692
MARSHALL COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2044 CALLABLE @ 100.000 09/01/2035	500,000	520,260
MCINTOSH COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2036 CALLABLE @ 100.000 09/01/2035	400,000	433,476
MURRAY COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.750% 09/01/2043 CALLABLE @ 100.000 09/01/2035	600,000	602,046
OKLAHOMA CITY PUBLIC PROPERTY AUTHORITY 5.000% 10/01/2036	230,000	230,258
OKLAHOMA CITY PUBLIC PROPERTY AUTHORITY 5.000% 10/01/2039	835,000	836,085
OKLAHOMA DEVELOPMENT FINANCE AUTHORITY 5.000% 12/01/2043 CALLABLE @ 100.000 12/01/2033	1,630,000	1,720,824
PAYNE COUNTY ECONOMIC DEVELOPMENT AUTHORITY 4.250% 09/01/2034	500,000	494,315
PONTOTOC COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2034 CALLABLE @ 100.000 09/01/2031	625,000	638,425
PONTOTOC COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2040 CALLABLE @ 100.000 09/01/2031	1,000,000	969,110
PONTOTOC COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2042 CALLABLE @ 100.000 09/01/2034	1,000,000	1,004,640
ROGERS COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.125% 09/01/2036 CALLABLE @ 100.000 09/01/2029	750,000	740,940
ROGERS COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.250% 09/01/2038 CALLABLE @ 100.000 09/01/2029	1,000,000	1,004,160
ROGERS COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2027	315,000	320,868
STEPHENS COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2027	400,000	409,308
STEPHENS COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2032	665,000	663,983
TULSA STADIUM TRUST 4.000% 12/01/2038 CALLABLE @ 100.000 12/01/2033	500,000	491,315
WASHINGTON COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2031	445,000	472,973
		28,035,085
Transportation (5.2%)
OKLAHOMA TURNPIKE AUTHORITY 5.250% 01/01/2048 CALLABLE @ 100.000 01/01/2032	500,000	526,380
TULSA AIRPORTS IMPROVEMENT TRUST 4.000% 06/01/2035 CALLABLE @ 100.000 06/01/2028	1,355,000	1,363,929
TULSA AIRPORTS IMPROVEMENT TRUST 4.000% 06/01/2036 CALLABLE @ 100.000 06/01/2028	145,000	145,232
		2,035,541
Utilities (2.0%)
CLINTON PUBLIC WORKS AUTHORITY 4.000% 12/01/2039	500,000	501,305
OKLAHOMA WATER RESOURCES BOARD 5.000% 10/01/2045 CALLABLE @ 100.000 10/01/2032	280,000	294,498
		795,803

TOTAL MUNICIPAL BONDS (COST: $37,322,164)		$37,874,135
OTHER ASSETS LESS LIABILITIES (4.0%)		$1,560,381
NET ASSETS (100.0%)		$39,434,516

^All portfolio securities are issued securities from the state of Oklahoma.

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2026, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Oklahoma Municipal Fund
Investments at cost	$37,322,164
Unrealized appreciation	$686,412
Unrealized depreciation	(134,441)
Net unrealized appreciation/(depreciation)*	$551,971

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2026:

Oklahoma Municipal Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$37,874,135	$-	$37,874,135
Total	$-	$37,874,135	$-	$37,874,135